Provisions for judicial and administrative proceedings, commitments and other provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provisions For Judicial And Administrative Proceedings Commitments And Other Provisions
Provisions for pension funds and similar liabilities (Note 21)	R$ 2,543,504	R$ 1,775,202	R$ 2,728,126
Provisions for judicial and administrative proceedings, commitments, and other provisions	8,930,277	7,339,941	8,876,356
Judicial and Administrative Proceedings for Liabilities of Former Controlling Shareholders (Note 15)	496	496	496
Judicial and administrative proceedings	8,457,667	6,754,262	7,668,914
Comprising:
Civil	2,888,359	2,875,936	3,231,004
Labor	3,277,476	1,700,752	2,071,811
Tax and Social Security	2,291,832	2,177,574	2,366,099
Provisions for contingent liabilities (Note 22.b.1)	382,485	430,484	908,027
Miscellaneous provisions	89,629	154,700	298,919
Total	R$ 11,473,781	R$ 9,115,143	R$ 11,604,482